Tax matters - Income Tax expense (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense
Tax expense for current year	$ 4,215	$ 5,138	$ 4,983
Deferred tax expense (benefit)
Origination and reversal of temporary difference and usage (accrual) of tax carryforward benefits	1,281	213	(679)
Total Income Tax	$ 5,496	$ 5,351	$ 4,304